Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions
Related Party Transactions
7.	Related Party Transactions
7(1)	Names of related parties and relationship

Names of related parties	Relationship with the Group
CyberLink Corp. (CyberLink)	Other related party (Significant influence (Note) over the Company)
CyberLink Inc. (CyberLink-Japan)	Other related party (Subsidiary of CyberLink)

Note: CyberLink owns more than 30% of the Company’s issued and outstanding ordinary shares.

7(2)	Significant related party transactions
A.	Revenue

		Six months ended June 30,
	Description	2022	2023
CyberLink	Revenue-others (service revenue)	$14	$11

Sales of services are negotiated with related parties based on agreed-upon agreement and the conditions and payment terms are same as third parties.

B.	Other payables

	December 31, 2022	June 30, 2023
CyberLink	$38	$26
CyberLink-Japan	25	23
	$63	$49

Other payables are mainly expenses from professional service, rental and payments on behalf of others.

C.	Operating expenses

		Six months ended June 30,
	Description	2022	2023
CyberLink	Management service fee	$47	$26

CyberLink provides support and assistance in legal services, network infrastructure and equipment maintenance services, marketing activity supports and employee training programs. The service fees are calculated based on the agreed-upon hourly rate. The conditions and payment terms are same as third parties.

D.	Lease transactions — lessee/rent expense
(a)	The Group leases offices from CyberLink and CyberLink-Japan. Rental contracts are typically made for periods of 1~2 years. The rents were paid to CyberLink and CyberLink-Japan at the beginning of next month and each quarter, respectively.
(b)	Rent expense

	Six months ended June 30,
	2022	2023
CyberLink-Japan	$48	$44

(c)	Acquisition of right-of-use assets:

	Six months ended June 30,
	2022	2023
CyberLink	$—	$390

(d)	Lease liabilities
i.	Outstanding balance:

	December 31, 2022	June 30, 2023
Total lease liabilities	$145	$414
Less: Current portion (shown as ‘current lease liabilities’)	(145)	(216)
	$—	$198

ii.	Interest expense

	Six months ended June 30,
	2022	2023
CyberLink	$3	$1

7(3)	Key management compensation

	Six months ended June 30,
	2022	2023
Salaries and other short-term employee benefits	$1,111	$1,153
Share-based payment	155	386
Post-employment benefits	6	5
	$1,272	$1,544

The unpaid portion of the aforementioned information were $- and $335 as of June 30, 2022 and 2023.